Employee Benefits - Summary of Sensitivity of Significant Actuarial Assumptions (Detail) $ in Millions	Oct. 31, 2019 CAD ($)
Principal pension plans [member] | Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	$ 1,520
1 year/percentage increase in assumption	(1,163)
Principal pension plans [member] | Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	(313)
1 year/percentage increase in assumption	305
Principal pension plans [member] | Actuarial assumption of life expectancy after retirement [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	(179)
1 year/percentage increase in assumption	177
Principal non-pension post-retirement benefit plan [member] | Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	116
1 year/percentage increase in assumption	(90)
Principal non-pension post-retirement benefit plan [member] | Actuarial assumption of life expectancy after retirement [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	(21)
1 year/percentage increase in assumption	21
Principal non-pension post-retirement benefit plan [member] | Actuarial assumption of medical cost trend rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	(89)
1 year/percentage increase in assumption	113
Other pension and retirement plans [member] | Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	409
1 year/percentage increase in assumption	(333)
Other pension and retirement plans [member] | Actuarial assumption of life expectancy after retirement [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	(94)
1 year/percentage increase in assumption	$ 93